INVENTORY (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF INVENTORIES
	December 31, 2021	December 31, 2020	December 31, 2019
Finished goods	$3,017,363	$1,155,871	$-
Parts	373,459	77,748	48,653
	$3,390,822	$1,233,619	$48,653

SCHEDULE OF COST OF SALES

	December 31, 2021	December 31, 2020	December 31, 2019
Inventory	$3,420,713	$2,257,797	$118,626
Consulting and services	679,345	164,119	86,280
Other	310,719	181,995	13,894
	$4,410,777	$2,603,911	$218,800